General Information and Reorganization Transaction - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 07, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Cash			$ 3,589,244	$ 9,352,538
Current liabilities			168,849	908,401
Net decrease in cash			(5,763,294)	9,330,782	$ 4,135
Accumulated deficit			18,527,997	11,794,460
Cash flows used in operating activities			$ (6,247,016)	$ (4,179,767)	(809,070)
Number of shares issued			2,573,903	1,554,709
Net proceeds			$ 234	$ 13,654,347	$ 519,613
At-the-Market Offering | Events After Reporting Period
Disclosure of reclassifications or changes in presentation [line items]
Number of shares issued	391,017	391,017
Average price of shares	$ 1.9931	$ 1.9931
Net proceeds	$ 754,511	$ 754,511
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Aug. 19, 2021
Virax Biolabs HKCo Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Apr. 14, 2020
Virax Immune T- Cell Medical Device Company Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Jan. 16, 2017
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			May 04, 2013
Third Party Shareholders
Disclosure of reclassifications or changes in presentation [line items]
Percentage of capital owned			4.35%
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Jan. 21, 2011
Shanghai Xitu Consulting Co., Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Oct. 27, 2017
Virax Biolabs USA Management, Inc.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Aug. 01, 2022
Virax Biolabs Group Holdings Ltd
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Feb. 22, 2023
Virax Biolabs FZ-LLC
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Apr. 18, 2023
Virax Biolabs Trading B.V.
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Aug. 04, 2023
Virax Biolabs UK Operating Limited
Disclosure of reclassifications or changes in presentation [line items]
Date of incoporation			Nov. 07, 2023